Borrowings	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Borrowings	Borrowings

Summary of facilities' terms
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2.5 billion revolving credit facility – sustainability linked	May 2022	Four years	May 2026[2]	No	Unsecured	Variable	JIBAR + 2.40%	On maturity	n/a
US$400 million facility – sustainability linked	May 2022	Four years	May 2026[2]	No	Unsecured	Variable		On maturity	n/a
- US$100 million term facility							SOFR + 2.85%
- US$300 million revolving credit facility							SOFR + 2.70%

R1.5 billion facility (green term loan)[1]	May 2022	Six years, six months	November 2028	No	Unsecured	Variable	JIBAR + 2.65%	Bi-annual[3]	n/a

Matured
R2 billion facility	November 2018	Four years	November 2022	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable			May 2022
R600 million term loan							JIBAR + 2.90%	Eight equal quarterly instalments starting from February 2021 with the final instalment on maturity
R1.4 billion revolving credit facility							JIBAR + 2.80%	On maturity

US$400 million facility	September 2019	Three years	September 2023	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	May 2022
- US$200 million revolving credit facility		Extendable by one year					LIBOR + 2.90%
- US$200 million term loan							LIBOR + 3.10%

US$24 million Westpac loan	July 2018	Four years	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.20%	Quarterly instalments	July 2022

[1] This facility can only be drawn down for qualifying projects after November 2022.
[2]    During April 2023 a 12-month extension was granted from May 2025. A further 12-month extension is available and not taken into account.
[3]    Ten equal bi-annual instalments starting from May 2024 with the final instalment on maturity.
Borrowings continued
Summary of facilities' terms continued
The Green loan can only be used for eligible renewable energy projects as defined in the agreement.

The Rand Revolving Credit Facility (RCF), US$ RCF and US$ term loan are linked to certain sustainability-linked key performance indicators (ESG KPIs), which will be measured annually for the current financial year as well as the next two and will result in changes to interest rate margins. The rate will be adjusted annually by one basis point for each metric achieved (decrease) or not (increase), with these adjustments being cumulative over the three-year measuring period. The adjustments to interest rate margins for each financial year's ESG performance would impact the following financial year. The respective ESG KPIs are as follows:

KPI	Unit of measurement	Scope	Sustainability performance targets
			FY23 Targets	FY24 Targets	FY25 Targets
Greenhouse gas emissions	000 tonnes of Scope 1 and Scope 2 CO2e emissions	All operations	4 485	4 279	4 074
Renewable energy	Renewable energy consumption as % of total electricity consumed	SA operations	2%	8%	20%
Water consumption	Potable water consumed (Mℓ)	SA operations	20 453	19 833	19 436

Based on the 2023 performance, the interest rates of the related loans will be adjusted accordingly for the 2024 financial year.

Debt covenants
The debt covenant tests for both the Rand and US dollar facilities are as follows:
•The group's interest cover ratio shall be more than five times (EBITDA1/ Total interest paid)
•Leverage[2] shall not be more than 2.5 times.

[1]Earnings before interest, taxes, depreciation and amortisation (EBITDA), as defined in the agreement, excludes unusual items such as impairment and restructuring cost.
[2]Leverage is defined as total net debt to EBITDA.

Debt covenants tests were performed for the loan facilities for the 2023 and 2022 financial years and no breaches were noted. For the 2023 financial year, the group's interest cover ratio was 26 times (2022: 43.4 times), while the group's leverage was 0.2 (2022: 0.1). Management believes that it is very likely that the covenant requirements will be met in the foreseeable future given the current earnings and interest levels.
32    Borrowings continued
Interest-bearing borrowings

	SA Rand
Figures in million	2023	2022
Non-current borrowings
R2 billion facility	—	—
Balance at beginning of year	—	153
Repayments	—	(450)
Transferred (to)/from current liabilities	—	300
Amortisation of issue cost	—	(3)

Westpac fleet loan	—	—
Balance at beginning of year	—	22
Repayments	—	(94)
Transferred from current liabilities	—	62
Translation	—	10

R2.5 billion facility – sustainability linked	—	—
Balance at beginning of year	—	—
Draw down	700	—
Repayments	(700)	—
Amortisation of issue costs	7	—
Issue costs	—	(26)
Reclassification to/(from) prepayments (Trade receivables)	(7)	26

R1.5 billion term facility (Green loan)	—	—
Balance at beginning of year	—	—
Issue costs	—	(15)
Reclassification to prepayments (Trade receivables)	—	15

US$400 million facility – sustainability linked	5 592	3 180
Balance at beginning of year	3 180	—
Draw down	2 919	3 057
Issue cost	—	(76)
Repayments	(1 345)	—
Amortisation of issue costs	19	1
Translation	819	198

US$400 million facility	—	—
Balance at beginning of year	—	2 799
Repayments	—	(3 057)
Amortisation of issue costs	—	55
Translation	—	203

Total non-current borrowings	5 592	3 180
32    Borrowings continued
Interest-bearing borrowings continued

	SA Rand
Figures in million	2023	2022
Current borrowings
US$400 million facility – sustainability linked	103	—
Interest accrued	103	—
R2 billion facility	—	—
Balance at beginning of year	—	300
Transferred (to)/from non-current liabilities	—	(300)
Westpac fleet loan	—	25
Balance at beginning of year	25	87
Repayments	(26)	—
Translation	1	—
Transferred to non-current liabilities	—	(62)

Total current borrowings	103	25
Total interest-bearing borrowings	5 695	3 205

	SA Rand
Figures in million	2023	2022
The maturity of borrowings is as follows:
Current	103	25
Between one to two years	—	—
Between two to three years	5 592	3 180
	5 695	3 205

SA Rand
Figures in million	2023	2022
Undrawn committed borrowing facilities
Expiring within one year	—	—
Expiring after one year	5 883	7 254
	5 883	7 254

	2023	2022
Effective interest rates (%)
R2 billion facility	—	6.7
Westpac fleet loan	3.4	3.4
US$400 million facility	—	3.4
R2.5 billion RCF – sustainability linked	9.2	—
US$400 million – sustainability linked	6.8	4.3